Fair value and the undiscounted amount of the tru-up payment obligation (Detail) (Federal Deposit Insurance Corporation [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Federal Deposit Insurance Corporation [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Contingent Consideration, at Fair Value	$ 127,513	$ 111,519
Business Acquisition, Contingent Consideration, Potential Cash Payment	$ 185,372	$ 178,522